Commitments - Schedule of Commitments (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Lease Contracts [Line Items]
Capital expenditure	$ 221.3	$ 360.9
Salares Norte
Disclosure Of Lease Contracts [Line Items]
Capital expenditure	86.0	117.1
St Ives renewable project
Disclosure Of Lease Contracts [Line Items]
Capital expenditure	$ 0.0	$ 129.3